REDEEMABLE NONCONTROLLING INTEREST (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2022	Jun. 30, 2019	Dec. 26, 2018
Noncontrolling Interest
Equity ownership (as a percent)			16.327%
CASI Wuxi
Noncontrolling Interest
Equity ownership (as a percent)				80.00%
Investment commitment				$ 80
Initial cash investment		$ 31
Value of transfer of selected ANDAs		$ 30
Call option purchase investment period		5 years
Payments to acquire investments	$ 20	$ 20
CASI Wuxi | Call Option
Noncontrolling Interest
Equity ownership (as a percent)	20.00%	20.00%
CASI Wuxi | Put option
Noncontrolling Interest
Equity ownership (as a percent)		20.00%
CASI Wuxi
Noncontrolling Interest
Payments to acquire investments		$ 20